Debt (Details Textual) - USD ($) $ in Thousands			1 Months Ended														7 Months Ended	9 Months Ended
	Jun. 12, 2014	Apr. 02, 2013	May. 31, 2015	Apr. 29, 2015	Mar. 31, 2015	Dec. 31, 2014	Aug. 31, 2014	Jun. 30, 2014	May. 22, 2014	Mar. 19, 2014	Feb. 28, 2014	Jan. 31, 2014	Oct. 31, 2012	Jun. 28, 2012	Aug. 24, 2011	Mar. 16, 2011	Aug. 31, 2015	Sep. 30, 2015	Jul. 24, 2014
Required Minimum Solvency Covenant																		30.00%
Required Minimum Cash Balance																		$ 19,500
Minimum Net Worth Required																		$ 150,000
Minimum ratio of EBITDA plus a portion of cash in excess of our minimum liquidity to total interest expense																		2.25
Minimum [Member]
Cash and Cash Equivalent Percentage																		5.00%
Fair market Value Percentage																		125.00%
Maximum [Member]
Debt Instrument Corporate Leverage Percentage																		75.00%
Fair market Value Percentage																		150.00%
First ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																$ 40,500
Long-term Line of Credit																32,000
Remaining Amount No Longer Available For Borrowing																$ 8,500
Repayments of Long-term Lines of Credit		$ 17,900
Debt Instrument, Maturity Date																		Dec. 31, 2018
Debt Instrument, Payment Terms																Principal repayments on loans are made on a quarterly basis.
First ABN AMRO Facility [Member] | LIBOR [Member] | Tranches [Member]
Debt Instrument, Basis Spread on Variable Rate																3.25%
Second ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 10,000											$ 48,900
Debt Instrument, Maturity Date																		Dec. 31, 2018
Debt Instrument, Payment Terms				Principal repayments on loans are made on a quarterly basis, starting in July 2016, with a balloon payment payable with the final instalment.											Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.
Second ABN AMRO Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate			4.50%
Second ABN AMRO Facility [Member] | LIBOR [Member] | Tranches [Member]
Debt Instrument, Basis Spread on Variable Rate															3.20%
DVB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 15,000										$ 81,850
Debt Instrument, Payment Terms				Principal repayments on loans are made on a quarterly basis, starting in August 2016, with a balloon payment payable with the final instalment.										Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment
DVB Bank Facility [Member] | Tranche I [Member]
Debt Instrument, Maturity Date																		Dec. 31, 2019
DVB Bank Facility [Member] | Tranche II [Member]
Debt Instrument, Maturity Date																		Dec. 31, 2021
DVB Bank Facility [Member] | Tranche III [Member]
Debt Instrument, Maturity Date																		Dec. 31, 2021
DVB Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate			4.50%
DVB Bank Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate													3.75%
DVB Bank Facility [Member] | LIBOR [Member] | Tranche II [Member]
Debt Instrument, Basis Spread on Variable Rate												2.45%
DVB Bank Facility [Member] | LIBOR [Member] | Tranche III [Member]
Debt Instrument, Basis Spread on Variable Rate											2.45%
Joint Debt Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity										$ 172,000									$ 225,300
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount																			$ 53,300
Debt Instrument, Unused Borrowing Capacity, Amount																		$ 41,800
Debt Instrument, Payment Terms										Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.
Joint Debt Facility [Member] | Tranche I [Member]
Debt Instrument, Maturity Date																		Dec. 31, 2021
Joint Debt Facility [Member] | Tranche II [Member]
Debt Instrument, Maturity Date																		Dec. 31, 2021
Joint Debt Facility [Member] | Tranche III [Member]
Debt Instrument, Maturity Date																		Dec. 31, 2021
Joint Debt Facility [Member] | Tranche IV [Member]
Debt Instrument, Maturity Date																		Dec. 31, 2021
Joint Debt Facility [Member] | Tranche V [Member]
Debt Instrument, Maturity Date																		Dec. 31, 2021
Joint Debt Facility [Member] | Tranche VI [Member]
Debt Instrument, Maturity Date																		Dec. 31, 2021
Joint Debt Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate							2.95%										3.15%
Joint Debt Facility [Member] | LIBOR [Member] | Tranche II [Member]
Debt Instrument, Basis Spread on Variable Rate							2.95%										3.15%
Joint Debt Facility [Member] | LIBOR [Member] | Tranche III [Member]
Debt Instrument, Basis Spread on Variable Rate								2.95%									3.15%
Joint Debt Facility [Member] | LIBOR [Member] | Tranche IV [Member]
Debt Instrument, Basis Spread on Variable Rate																	3.15%
Joint Debt Facility [Member] | LIBOR [Member] | Tranche V [Member]
Debt Instrument, Basis Spread on Variable Rate																	3.15%
Joint Debt Facility [Member] | LIBOR [Member] | Tranche VI [Member]
Debt Instrument, Basis Spread on Variable Rate																	3.15%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 13,500
Debt Instrument, Maturity Date																		Dec. 31, 2021
Debt Instrument, Payment Terms	Principal repayments on the loan are made on a quarterly basis, with a balloon payment payable with the final instalment.
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate								2.90%
CACIB Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity									$ 39,000
Debt Instrument, Payment Terms									Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.
CACIB Bank Facility [Member] | Tranche I [Member]
Debt Instrument, Maturity Date																		Dec. 31, 2021
CACIB Bank Facility [Member] | Tranche II [Member]
Debt Instrument, Maturity Date																		Dec. 31, 2022
CACIB Bank Facility [Member] | LIBOR [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate						3.05%
CACIB Bank Facility [Member] | LIBOR [Member] | Tranche II [Member]
Debt Instrument, Basis Spread on Variable Rate					3.05%